FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT
14.	FINANCIAL RISK MANAGEMENT

The Group is exposed in varying degrees to a variety of financial instrument-related risks.  The Board approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures.  The type of risk exposure and the way in which such exposure is managed is as follows:

(a)	Credit Risk

Credit risk is the risk of potential loss to the Group if a counterparty to a financial instrument fails to meet its contractual obligations.  The Group’s credit risk is primarily attributable to its liquid financial assets, including cash and cash equivalents, restricted cash and amounts receivable.  The Group limits the exposure to credit risk by only investing its cash and cash equivalents and restricted cash with high-credit quality financial institutions in business and saving accounts, guaranteed investment certificates, in government treasury bills, low risk corporate bonds and money market funds which are available on demand by the Group when required.  Amounts receivable in the table below exclude receivable balances with government agencies (note 4).  The Group’s maximum exposure was as follows:

	December 31	December 31
Exposure	2024	2023
Interest, refundable deposits, and other receivables	$103	$595
Restricted cash	984	872
Cash and cash equivalents	16,142	18,200
Total exposure	$17,229	$19,667

(b)	Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations when they become due.  The Group ensures, as far as reasonably possible, it will have sufficient capital to meet short-to-medium-term business requirements, after considering cash flows from operations and the Group’s holdings of cash and cash equivalents and restricted cash, where applicable.  The Group, however, has stated in Note 1 that there is material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern as there is no certainty that funds can be raised when needed, even though it has been successful in the past.  The Group’s cash and cash equivalents at the reporting date were invested in business and savings accounts (note 5(a)).

The Group’s financial liabilities are comprised of current trade and other payables (note 9), payables to related parties (note 8), which are due for payment within 12 months from the reporting date, and non-current trade payables, which are due for payment more than 12 months from the reporting date.  The convertible notes are convertible into common shares at a fixed conversion price at any time at the option of the Investor until December 18, 2033 (note 7).  The carrying amounts of the Group’s financial liabilities represent the Group’s contractual obligations.

(c)	Foreign Exchange Risk

The Company is subject to both currency transaction risk and currency translation risk: the Pebble Partnership, Pebble Services Inc. and U5 Resources Inc. have the US dollar as functional currency, and certain of the Company’s corporate expenses are incurred in US dollars.  The operating results and financial position of the Group are reported in Canadian dollars in these Financial Statements.  As a result, the fluctuation of the US dollar in relation to the Canadian dollar will have an impact upon the losses incurred by the Group as well as the value of the Group’s assets and the amount of shareholders’ equity.  The Group has not entered into any agreements or purchased any instruments to hedge possible currency risks.

The exposure of the Group's US dollar-denominated financial assets and liabilities to foreign exchange risk was as follows:

	December 31	December 31
	2024	2023
Financial assets:
Amounts receivable	$178	$676
Cash and cash equivalents and restricted cash	16,094	18,069
	16,272	18,745
Financial liabilities:
Non-current trade payables	(548)	(338)
Convertible notes liability and derivative on convertible notes	(38,055)	(18,884)
Current trade and other payables	(915)	(724)
Payables to related parties	(222)	(134)
	(39,740)	(20,080)
Net financial liabilities exposed to foreign currency risk	$(23,468)	$(1,335)

Based on the above net exposures and assuming all other variables remain constant, a 10% change in the value of the Canadian dollar relative to the US dollar would at the reported period result in a gain or loss of $2,347 (2023 – $133).  This sensitivity analysis includes only outstanding foreign currency denominated monetary items.

(d)	Interest Rate Risk

The Group is subject to interest rate cash flow risk with respect to its investments in cash and cash equivalents.  The Group’s policy is to invest cash at fixed rates of interest and cash reserves are to be maintained in cash and cash equivalents or short-term low risk investments to maintain liquidity, while achieving a satisfactory return for shareholders.  Fluctuations in interest rates when cash and cash equivalents mature impact interest income earned.

Assuming all other variables remain constant; a 100 basis points change representing a 1% increase or decrease in interest rates would have resulted in a decrease or increase in loss of $172 (2023 – $82).

(e)	Capital Management

The Group's policy is to maintain a strong capital base to maintain investor and creditor confidence and to sustain future development of the business.  The capital structure of the Group consists of equity, comprising share capital and reserves, net of accumulated deficit.  There were no changes in the Group's approach to capital management during the period.  The Group is not subject to any externally imposed capital requirements.

(f)	Fair Value

The fair value of the Group’s financial assets and liabilities approximates the carrying amount.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values.  The three levels of the fair value hierarchy are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•	Level 3 – Inputs that are not based on observable market data.

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.  Fair value measurements, which are determined by using valuation techniques, are classified in their entirety as either Level 2 or Level 3 based on the lowest level input that is significant to the measurement.

The Group has categorized the fair value measurement of the derivative on the convertible notes within Level 2 of the hierarchy as it is exposed to market risk; it employs the quoted market price of the Company’s shares, and foreign exchange rates.